Vanguard High Dividend Yield Index Fund Average Annual Total Returns - ETF Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE High Dividend Yield Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.50%	12.75%	11.38%
Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	13.07%	14.21%
ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.73%	11.90%	10.51%
ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.58%	9.99%	9.15%
ETF Shares | Based on NAV[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.43%	12.68%	11.32%
ETF Shares | Based on Market Price[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.42%	12.67%	11.32%